Condensed Consolidating Financial Information - Statements of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss) including noncontrolling interest	$ 136.9	$ 718.1	$ 611.2	$ 102.8	$ (133.2)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(2,733.4)	1,643.4	1,659.1	1,655.4	3,377.3
Other-than-temporary impairments	44.8	50.2	52.2	165.4	(44.7)
Pension and other post-employment benefit liability	(10.3)	(11.0)	(21.4)	78.9	(3.9)
Other comprehensive income (loss), before tax	(2,698.9)	1,682.6	1,689.9	1,899.7	3,328.7
Income tax (benefit) expense related to items of other comprehensive income (loss)	(938.2)	576.1	574.2	278.0	1,012.5
Other comprehensive income (loss), after tax	(1,760.7)	1,106.5	1,115.7	1,621.7	2,316.2
Comprehensive income (loss)	(1,623.8)	1,824.6	1,726.9	1,724.5	2,183.0
Less: Comprehensive income (loss) attributable to the noncontrolling interest	84.5	222.4	138.2	190.9	(10.3)
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	(1,708.3)	1,602.2	1,588.7	1,533.6	2,193.3
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Net income (loss) including noncontrolling interest	52.4	495.7	473.0	(88.1)	(122.9)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(2,733.4)	1,643.4	1,659.1	1,655.4	3,377.3
Other-than-temporary impairments	44.8	50.2	52.2	165.4	(44.7)
Pension and other post-employment benefit liability	(10.3)	(11.0)	(21.4)	78.9	(3.9)
Other comprehensive income (loss), before tax	(2,698.9)	1,682.6	1,689.9	1,899.7	3,328.7
Income tax (benefit) expense related to items of other comprehensive income (loss)	(938.2)	576.1	574.2	278.0	1,012.5
Other comprehensive income (loss), after tax	(1,760.7)	1,106.5	1,115.7	1,621.7	2,316.2
Comprehensive income (loss)	(1,708.3)	1,602.2	1,588.7	1,533.6	2,193.3
Less: Comprehensive income (loss) attributable to the noncontrolling interest	0	0	0	0	0
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	(1,708.3)	1,602.2	1,588.7	1,533.6	2,193.3
Subsidiary Guarantor
Condensed Financial Statements, Captions [Line Items]
Net income (loss) including noncontrolling interest	623.1	513.7	752.3	442.3	553.8
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(1,750.6)	1,256.3	1,281.7	901.5	1,823.1
Other-than-temporary impairments	25.2	31.4	30.4	68.2	(26.3)
Pension and other post-employment benefit liability	(2.4)	(2.4)	(3.2)	6.9	(2.7)
Other comprehensive income (loss), before tax	(1,727.8)	1,285.3	1,308.9	976.6	1,794.1
Income tax (benefit) expense related to items of other comprehensive income (loss)	(711.7)	424.9	411.9	215.7	395.8
Other comprehensive income (loss), after tax	(1,016.1)	860.4	897.0	760.9	1,398.3
Comprehensive income (loss)	(393.0)	1,374.1	1,649.3	1,203.2	1,952.1
Less: Comprehensive income (loss) attributable to the noncontrolling interest	0	0	0	0	0
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	(393.0)	1,374.1	1,649.3	1,203.2	1,952.1
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income (loss) including noncontrolling interest	138.9	740.8	359.8	773.7	364.2
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(2,734.1)	1,641.2	1,655.9	1,658.7	3,373.7
Other-than-temporary impairments	44.8	50.2	52.2	165.3	(44.8)
Pension and other post-employment benefit liability	(10.3)	(11.0)	(21.4)	78.9	(3.9)
Other comprehensive income (loss), before tax	(2,699.6)	1,680.4	1,686.7	1,902.9	3,325.0
Income tax (benefit) expense related to items of other comprehensive income (loss)	(938.0)	498.9	555.3	455.8	1,011.3
Other comprehensive income (loss), after tax	(1,761.6)	1,181.5	1,131.4	1,447.1	2,313.7
Comprehensive income (loss)	(1,622.7)	1,922.3	1,491.2	2,220.8	2,677.9
Less: Comprehensive income (loss) attributable to the noncontrolling interest	84.5	222.4	138.2	190.9	(10.3)
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	(1,707.2)	1,699.9	1,353.0	2,029.9	2,688.2
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net income (loss) including noncontrolling interest	(677.5)	(1,032.1)	(973.9)	(1,025.1)	(928.3)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	4,484.7	(2,897.5)	(2,937.6)	(2,560.2)	(5,196.8)
Other-than-temporary impairments	(70.0)	(81.6)	(82.6)	(233.5)	71.1
Pension and other post-employment benefit liability	12.7	13.4	24.6	(85.8)	6.6
Other comprehensive income (loss), before tax	4,427.4	(2,965.7)	(2,995.6)	(2,879.5)	(5,119.1)
Income tax (benefit) expense related to items of other comprehensive income (loss)	1,649.7	(923.8)	(967.2)	(671.5)	(1,407.1)
Other comprehensive income (loss), after tax	2,777.7	(2,041.9)	(2,028.4)	(2,208.0)	(3,712.0)
Comprehensive income (loss)	2,100.2	(3,074.0)	(3,002.3)	(3,233.1)	(4,640.3)
Less: Comprehensive income (loss) attributable to the noncontrolling interest	0	0	0	0	0
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	$ 2,100.2	$ (3,074.0)	$ (3,002.3)	$ (3,233.1)	$ (4,640.3)